Income Taxes - Summary of Reconciliation of Effective Tax rate and Statutory Income Tax rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Loss before income tax	¥ (651,301)	$ (91,734)	¥ (969,248)	¥ (795,798)
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ (162,825)	$ (22,933)	¥ (242,312)	¥ (198,950)
Effect of different tax rates	(439)	(62)	3,391	(10,702)
Research and development super-deduction	(21,812)	(3,072)	(13,376)	(9,897)
Non-deductible expenses	69,646	9,809	66,254	84,029
Non-taxable income	(1,807)	(255)	(575)	(872)
Expiration of Tax Attributes	12,421	1,749	6,540	0
Deferred only adjustment	(3,083)	(434)	0	0
TP adjustment	12,011	1,692	7,342	0
Interest and penalty	219	31	0	0
Tax rate change	(13,453)	(1,895)	1,102	0
Provision to return	2,722	383	(120)	0
Changes in valuation allowance	98,530	13,878	172,637	112,693
Income tax expenses	2,388	336	1,985	899
PRC Subsidiaries [Member]
Income tax at statutory tax rate	¥ 10,258	$ 1,445	¥ 1,102	¥ 24,598